Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Schedule of outstanding stock options
The table below summarizes the changes in the outstanding RSUs, PSUs, DSUs, and stock options for the years ended December 31, 2021, and 2020:

				Stock options
	Restricted share units	Performance share units	Deferred share units	Quantity	Weighted average exercise price
					$
Outstanding, beginning of year 2020	—	—	—	3,659,375	4.00
Clawed back by the Company	—	—	—	(357,143)	3.75
Forfeited	—	—	—	(94,836)	24.57
Granted	—	—	3,076	3,795,757	27.62
Exercised	—	—	—	(32,648)	4.70
Outstanding, end of year 2020	—	—	3,076	6,970,505	16.59
Forfeited	(617)	—	—	(264,395)	30.06
Granted	972,714	1,395,169	7,295	3,374,192	117.25
Exercised	—	—	—	(1,233,084)	7.29
Outstanding, end of year 2021	972,097 [1]	1,395,169	10,371	8,847,218	55.87

Exercisable, end of year 2020	—	—	3,076	3,132,644	3.71
Exercisable, end of year 2021	—	—	10,371	2,656,976	8.95

Granted - Weighted average grant date fair value 2020	—	—	$26.00	$8.30	—
Granted - Weighted average grant date fair value 2021	$97.11 [1]	$92.74	$71.65	$31.48	—
[1] 484,590 of the 972,714 RSUs were granted to a third party consultant and have not met the accounting grant date definition since as there is no mutual agreement of the services to be rendered by the consultant. Furthermore, if such a mutual agreement with the consultant is not met, the RSUs will not vest and will be cancelled. The fair value will be assessed at the time of grant when and if the services are agreed by both parties. These units have not been included in the weighted average grant date fair value of RSUs in the table above.

Schedule of outstanding RSUs, PSUs, and DSUs
The table below summarizes the changes in the outstanding RSUs, PSUs, DSUs, and stock options for the years ended December 31, 2021, and 2020:

				Stock options
	Restricted share units	Performance share units	Deferred share units	Quantity	Weighted average exercise price
					$
Outstanding, beginning of year 2020	—	—	—	3,659,375	4.00
Clawed back by the Company	—	—	—	(357,143)	3.75
Forfeited	—	—	—	(94,836)	24.57
Granted	—	—	3,076	3,795,757	27.62
Exercised	—	—	—	(32,648)	4.70
Outstanding, end of year 2020	—	—	3,076	6,970,505	16.59
Forfeited	(617)	—	—	(264,395)	30.06
Granted	972,714	1,395,169	7,295	3,374,192	117.25
Exercised	—	—	—	(1,233,084)	7.29
Outstanding, end of year 2021	972,097 [1]	1,395,169	10,371	8,847,218	55.87

Exercisable, end of year 2020	—	—	3,076	3,132,644	3.71
Exercisable, end of year 2021	—	—	10,371	2,656,976	8.95

Granted - Weighted average grant date fair value 2020	—	—	$26.00	$8.30	—
Granted - Weighted average grant date fair value 2021	$97.11 [1]	$92.74	$71.65	$31.48	—
[1] 484,590 of the 972,714 RSUs were granted to a third party consultant and have not met the accounting grant date definition since as there is no mutual agreement of the services to be rendered by the consultant. Furthermore, if such a mutual agreement with the consultant is not met, the RSUs will not vest and will be cancelled. The fair value will be assessed at the time of grant when and if the services are agreed by both parties. These units have not been included in the weighted average grant date fair value of RSUs in the table above.

Schedule of stock options weighted average assumptions	The fair value of stock options issued during the years ended December 31, 2021 and 2020, was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2021	2020
		Omnibus	Legacy - Final grant
Share price	$117.25	$28.71	$6.15 ($17.22 post conversion)
Exercise price	$117.25	$28.71	$6.15 ($17.22 post conversion)
Risk-free interest rate	1.08%	0.29%	0.49%
Expected volatility	33.4%	31.4%	27.6%
Expected term	5.9 years	5.2 years	5.0 years

Schedule of stock options outstanding and exercisable by exercise price
The following table summarizes information about stock options outstanding and exercisable as at December 31, 2021 as adjusted for the Reorganization discussed in Note 14:

	Options outstanding		Options exercisable
Exercise price $	Number of options	Weighted average remaining contractual term (in years)	Number of options	Weighted average remaining term (in years)
2.80	1,069,719	6.1	1,069,719	6.1
3.42 – 4.00	827,740	6.7	827,740	6.7
4.70 – 6.30	111,028	7.1	111,028	7.1
11.51 – 17.22	557,312	8.1	173,676	8.0
26.00 – 47.21	2,918,460	8.8	474,813	8.8
57.50 – 78.58	298,504	5.7	—	—
104.53 – 127.33	3,064,455	9.7	—	—
	8,847,218	8.4	2,656,976	6.9

Schedule of stock options outstanding and exercisable weighted average remaining term
The following table summarizes information about stock options outstanding and exercisable as at December 31, 2021 as adjusted for the Reorganization discussed in Note 14:

	Options outstanding		Options exercisable
Exercise price $	Number of options	Weighted average remaining contractual term (in years)	Number of options	Weighted average remaining term (in years)
2.80	1,069,719	6.1	1,069,719	6.1
3.42 – 4.00	827,740	6.7	827,740	6.7
4.70 – 6.30	111,028	7.1	111,028	7.1
11.51 – 17.22	557,312	8.1	173,676	8.0
26.00 – 47.21	2,918,460	8.8	474,813	8.8
57.50 – 78.58	298,504	5.7	—	—
104.53 – 127.33	3,064,455	9.7	—	—
	8,847,218	8.4	2,656,976	6.9